Stock Options and Warrants (Details) - Share-based Payment Arrangement, Option, Exercise Price Range - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding (in Shares)	681,310	416,030	0
Options Outstanding, Weighted Average Remaining Life in Years	3 years 73 days	2 years 219 days	0 years
Options Outstanding, Weighted Average Exercise Price	$ 4.66	$ 5.20	$ 0
Options Exercisable, Options Exercisable (in Shares)	173,050	18,009	0
Options Exercisable, Weighted Average Exercise Price of Options Exercisable	$ 4.71	$ 5.20	$ 0
Total Intrinsic Value of Options Exercised (in Dollars)	$ 0	$ 0	$ 0
Total Fair Value of Options Vested (in Dollars)	$ 596,390	$ 69,787
Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices	$ 4.20	$ 5.20
Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices	$ 5.80	$ 5.80